Noncancelable Lease Agreements, minimum lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Leases [Line Items]
2013	$ 40,735
2014	33,711
2015	28,864
2016	24,524
2017	20,132
Thereafter	79,157
Total minimum lease payments (receipts)	227,123
2013	(1,930)
2014	(1,907)
2015	(1,840)
2016	(1,325)
2017	(702)
Thereafter
Total minimum lease payments (receipts)	(7,704)
2013	44,663
2014	39,147
2015	34,433
2016	30,772
2017	27,070
Thereafter	134,711
Total minimum lease payments (receipts)	310,796
Obligations under capital leases
Leases [Line Items]
2013	2,039
2014	3,171
2015	3,237
2016	3,304
2017	3,371
Thereafter	27,385
Total minimum lease payments (receipts)	42,507
Less amount representing interest	(11,432)
Present value of minimum lease payments	31,075
Unfunded Plans
Leases [Line Items]
2013	3,819
2014	4,172
2015	4,172
2016	4,269
2017	4,269
Thereafter	28,169
Total minimum lease payments (receipts)	48,870
Less amount representing interest	(16,696)
Present value of minimum lease payments	$ 32,174